Debt - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2021	Jan. 15, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Accrued interest compounded and added to principal		$ 21
Unpaid cash interest compounded to principal		$ 10
Debt due within one year	$ 546		$ 6,177